Expenses by nature (Footnotes) (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature
Depreciation of POS	R$ 448,385	R$ 172,519